Property and equipment, net	12 Months Ended
Dec. 31, 2021
Property and equipment, net
Property and equipment, net

10. Property and equipment, net

Property and equipment, net consists of the following:

	As of
	December 31,
	2020	2021
	RMB	RMB
Office furniture and equipment	1,855	1,984
Computer equipment	8,933	9,243
Servers and network equipment	31,967	31,977
Leasehold improvements	9,880	10,010
Vehicles	698	685
Building	12,512	12,512
Total	65,845	66,411
Accumulated depreciation	(46,534)	(52,597)
Impairment	(1,197)	(1,197)
Property and equipment, net	18,114	12,617

The impairment loss of property and equipment were RMB1,197, nil and nil for the years ended December 31, 2019, 2020 and 2021, respectively.

Depreciation expenses were RMB21,652, RMB14,425 and RMB7,493 for the years ended December 31, 2019, 2020 and 2021, respectively.